Trade and other receivables - Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 21,724	$ 20,439
Other receivables	7,706	1,637
Contract assets	9,094	1,004
Trade and other receivables	$ 38,524	$ 23,080